Document and Entity Information	Oct. 29, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001913971
Document Type	8-K/A
Document Period End Date	Oct. 29, 2024
Entity Registrant Name	PRINCETON BANCORP, INC.
Entity Incorporation State Country Code	PA
Entity File Number	001-41589
Entity Tax Identification Number	88-4268702
Entity Address, Address Line One	183 Bayard Lane
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	921-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	BPRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This amendment to Current Report on Form 8-K/A (the “Amended Form 8-K”) is being filed solely to amend Item 9.01 of the Form 8-K filed on October 29, 2024 (“the Original Form 8-K”) in order to replace the press release that was furnished as Exhibit 99.1 to the Original Form 8-K (the “Original Press Release”) with a corrected press release. Such corrected press release is furnished as Exhibit 99.1 to this Amended Form 8-K, which replaces the Exhibit 99.1 filed with the Original Form 8-K in its entirety. No other changes were made to the Original Form 8-K other than to replace Exhibit 99.1. All other Items of the Original Form 8-K are unaffected by this Amended Form 8-K and such Items have not been included herein.